Income Taxes (Details) - Schedule of attributed continuing operations - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of attributed continuing operations [Abstract]
Current income tax	$ 218,949	$ 709,027	$ 1,390,773
Deferred income tax		296,163	(53,681)
Total income tax expense	$ 218,949	$ 1,005,190	$ 1,337,092